MANAGEMENT OF CAPITAL (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Share capital and equity settled employee benefits reserve	$ 508.6	$ 369.5